INVESTMENT IN UNCONSOLIDATED ENTITY - Entities Equity In Earnings (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Income from investments in unconsolidated entities	$ 74,834	$ 125,658	$ 147,302	$ 146,411	$ 296,780	$ 234,048
The TIC Interest
Schedule of Equity Method Investments [Line Items]
Income from investments in unconsolidated entities	$ 74,834	$ 125,658	$ 147,302	$ 146,411	296,780	296,691
REIT I
Schedule of Equity Method Investments [Line Items]
Income from investments in unconsolidated entities					$ 0	$ (62,643)